Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory
Inventory	$ 5,913	$ 7,175
Amount of inventory recognized as expense	(5,800)	(5,200)	$ (5,400)
Inventory provisions	(467)	(373)	(283)
Reversals of inventory provisions	111	121	$ 97
Raw material, consumables
Inventory
Inventory	963	934
Work in progress
Inventory
Inventory	3,502	3,673
Finished products
Inventory
Inventory	$ 1,448	$ 2,568